SHAREHOLDERS' EQUITY (DEFICIENCY) (Details 1) (USD $)	12 Months Ended
Dec. 31, 2013
Granted to Consultants on April 2, 2008 [Member]
Number of options	58,700
Exercise price	$ 0.0005
Expiration date	Apr. 02, 2018
Granted to Consultants on February 28, 2010 [Member]
Number of options	8,805
Exercise price	$ 2.1840
Expiration date	Feb. 28, 2020
Granted to Consultants on February 13, 2011 [Member]
Number of options	1,174
Exercise price	$ 0.0005
Expiration date	Feb. 13, 2021
Granted to Consultants on February 17, 2011 [Member]
Number of options	3,804
Exercise price	$ 0.0005
Expiration date	Feb. 17, 2021
Granted to Consultants [Member]
Number of options	72,483 [1]

[1]	All options were fully vested on grant date.